PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 62.8%
Communication Services : 3.3%
742,497
Alphabet, Inc. - Class A
$ 123,143,127
1.9
166,732
(1)
Meta Platforms, Inc. -
Class A
95,444,066
1.4
218,587,193
3.3
Consumer Discretionary : 5.2%
1,042,947
(1)(2)
Amazon.com, Inc.
194,332,314
2.9
184,850  Hilton Worldwide
Holdings, Inc.
42,607,925
0.6
72,300
(1)
McDonald's Corp.
22,016,073
0.3
575,731  Service Corp.
International
45,442,448
0.7
308,900
(1)
Yum! Brands, Inc.
43,156,419
0.7
347,555,179
5.2
Energy : 1.6%
2,109,338  Canadian Natural
Resources Ltd.
70,051,115
1.1
418,380  Chesapeake Energy
Corp.
34,411,755
0.5
104,462,870
1.6
Financials : 2.2%
388,895  Intercontinental
Exchange, Inc.
62,472,093
0.9
140,800
KKR & Co., Inc.
18,385,664
0.3
146,520  Marsh & McLennan
Cos., Inc.
32,687,147
0.5
108,999  Willis Towers Watson
PLC
32,103,475
0.5
145,648,379
2.2
Health Care : 15.1%
97,393
Abbott Laboratories
11,103,776
0.2
333,953
AbbVie, Inc.
65,949,038
1.0
16,400
(2)
Argenx SE, ADR
8,890,112
0.1
1,736,182
(2)
Avantor, Inc.
44,915,028
0.7
602,809  Becton Dickinson and
Co.
145,337,250
2.2
102,747
(2)
Biogen, Inc.
19,916,479
0.3
529,823
Danaher Corp.
147,301,390
2.2
50,402
Eli Lilly & Co.
44,653,148
0.7
197,834
GE Healthcare, Inc.
18,566,721
0.3
102,781
Humana, Inc.
32,554,854
0.5
179,730
McKesson Corp.
88,862,107
1.3
1,180,340
PerkinElmer, Inc.
150,788,435
2.2
113,648  Thermo Fisher
Scientific, Inc.
70,299,243
1.0
276,213  UnitedHealth Group,
Inc.
161,496,217
2.4
1,010,633,798
15.1
Industrials : 7.2%
14,221,019
(2)
Aurora Innovation, Inc.
84,188,432
1.3
2,043,359
(1)
Fortive Corp.
161,282,326
2.4
468,847
Ingersoll Rand, Inc.
46,022,022
0.7
37,000  Northrop Grumman
Corp.
19,538,590
0.3
491,698
RTX Corp.
59,574,130
0.9
494,270
Veralto Corp.
55,289,042
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
296,727
Waste Connections, Inc.
$ 53,060,722
0.8
478,955,264
7.2
Information Technology : 21.8%
432,821
(2)
Advanced Micro
Devices, Inc.
71,017,270
1.1
512,193
Apple, Inc.
119,340,969
1.8
199,446
(2)
Autodesk, Inc.
54,943,384
0.8
142,414
Broadcom, Inc.
24,566,415
0.4
117,447
Intuit, Inc.
72,934,587
1.1
110,762
Marvell Technology, Inc.
7,988,156
0.1
162,490  Mastercard, Inc. - Class
A
80,237,562
1.2
781,088
Microsoft Corp.
336,102,166
5.0
1,699,581
(1)
NVIDIA Corp.
206,397,117
3.1
172,243  NXP Semiconductors
NV
41,340,042
0.6
666,161
(2)
PTC, Inc.
120,348,646
1.8
225,255  Roper Technologies,
Inc.
125,340,892
1.9
360,674
Salesforce, Inc.
98,720,081
1.5
69,698
(2)
Teledyne Technologies,
Inc.
30,504,027
0.4
239,712
(1)
Visa, Inc. - Class A
65,908,814
1.0
1,455,690,128
21.8
Materials : 2.0%
142,610
Linde PLC
68,005,005
1.0
126,328  Martin Marietta
Materials, Inc.
67,996,046
1.0
136,001,051
2.0
Utilities : 4.4%
982,146
Ameren Corp.
85,898,489
1.3
2,982,819
CenterPoint Energy, Inc.
87,754,535
1.3
124,948
CMS Energy Corp.
8,825,077
0.1
408,702
DTE Energy Co.
52,481,424
0.8
404,222
Exelon Corp.
16,391,202
0.2
1,280,381
NiSource, Inc.
44,365,202
0.7
295,715,929
4.4
Total Common Stock
(Cost $3,380,691,731)
4,193,249,791
62.8
PREFERRED STOCK : 0.6%
Consumer Discretionary : 0.5%
413,251
(3)(4)
Waymo LLC., Series
A-2
33,142,730
0.5
Utilities : 0.1%
243,046
(5)
CMS Energy Corp.
10/15/2078
6,008,097
0.1
90,680
(5)
CMS Energy Corp.
3/1/2079
2,247,051
0.0
8,255,148
0.1
Total Preferred Stock
(Cost $43,827,856)
41,397,878
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 10.9%
Communications : 1.0%
25,304,000
(6)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 $ 24,633,505
0.4
29,796,000
(6)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 29,347,755
0.4
2,782,000
(6)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 2,778,652
0.1
600,000  Lamar Media Corp.,
3.625%,
01/15/2031 548,812
0.0
3,610,000  Lamar Media Corp.,
3.750%,
02/15/2028 3,465,829
0.1
845,000  Lamar Media Corp.,
4.875%,
01/15/2029 835,446
0.0
902,000  Motorola Solutions, Inc.,
2.300%,
11/15/2030 796,266
0.0
631,000  Motorola Solutions, Inc.,
2.750%,
05/24/2031 564,893
0.0
62,971,158
1.0
Consumer, Cyclical : 2.6%
7,317,000
(7)
Cedar Fair L.P.,
5.250%,
07/15/2029 7,194,550
0.1
8,346,000
(7)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.375%,
04/15/2027 8,328,290
0.1
8,760,000  Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 6.500%,
10/01/2028 8,878,821
0.1
3,708,000
(6)
Clarios Global L.P. /
Clarios US Finance Co.,
6.250%,
05/15/2026 3,709,449
0.1
4,470,000
(6)(7)
Clarios Global L.P. /
Clarios US Finance Co.,
8.500%,
05/15/2027 4,492,936
0.1
6,603,974
(6)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 6,598,105
0.1
4,399,000
(6)
Hilton Domestic
Operating Co., Inc.,
3.625%,
02/15/2032 3,978,185
0.1
6,762,000
(6)
Hilton Domestic
Operating Co., Inc.,
3.750%,
05/01/2029 6,414,379
0.1
8,243,000
(6)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 7,713,248
0.1
3,208,000  Hilton Domestic
Operating Co., Inc.,
4.875%,
01/15/2030 3,167,455
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
4,990,000
(6)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 $ 4,987,075
0.1
11,446,000
(6)(7)
Hilton Domestic
Operating Co., Inc.,
5.750%,
05/01/2028 11,504,500
0.2
5,481,000
(6)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 5,623,128
0.1
3,866,000  Hilton Worldwide
Finance LLC / Hilton
Worldwide Finance
Corp., 4.875%,
04/01/2027 3,857,285
0.1
14,359,000
(6)(7)
KFC Holding Co./Pizza
Hut Holdings LLC/Taco
Bell of America LLC,
4.750%,
06/01/2027 14,289,576
0.2
3,159,000
(6)
Life Time, Inc., 5.750%,
01/15/2026 3,164,269
0.0
595,000
(6)
Live Nation
Entertainment, Inc.,
4.875%,
11/01/2024 594,030
0.0
590,000  Marriott International,
Inc. R, 3.125%,
06/15/2026 578,964
0.0
9,155,868
(6)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 9,276,579
0.1
6,402,000
(6)
Six Flags Entertainment
Corp., 5.500%,
04/15/2027 6,366,562
0.1
3,047,000
(6)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 3,055,809
0.0
235,295  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 234,419
0.0
1,189,624  US Airways Pass
Through Trust 2013-1,
A, 3.950%,
05/15/2027 1,174,987
0.0
4,538,000
(6)(7)
Vail Resorts, Inc.,
6.500%,
05/15/2032 4,745,042
0.1
8,476,000
(7)
Yum! Brands, Inc.,
3.625%,
03/15/2031 7,836,431
0.1
3,957,000
(7)
Yum! Brands, Inc.,
4.625%,
01/31/2032 3,792,321
0.1
7,623,000
(6)
Yum! Brands, Inc.,
4.750%,
01/15/2030 7,540,732
0.1
12,932,000  Yum! Brands, Inc.,
5.350%,
11/01/2043 12,759,259
0.2
6,106,000
(7)
Yum! Brands, Inc.,
5.375%,
04/01/2032 6,092,133
0.1
5,778,000
(7)
Yum! Brands, Inc.,
6.875%,
11/15/2037 6,573,503
0.1
174,522,022
2.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 1.6%
9,730,000
(6)
Avantor Funding, Inc.,
3.875%,
11/01/2029 $ 9,214,009
0.1
12,680,000
(6)
Avantor Funding, Inc.,
4.625%,
07/15/2028 12,403,291
0.2
2,911,000  Becton Dickinson & Co.,
3.700%,
06/06/2027 2,874,881
0.0
7,355,000  Biogen, Inc., 3.150%,
05/01/2050 5,088,615
0.1
591,000  Biogen, Inc., 3.250%,
02/15/2051 416,039
0.0
3,470,000  Biogen, Inc., 5.200%,
09/15/2045 3,387,490
0.1
3,362,000
(6)
Charles River
Laboratories
International, Inc.,
3.750%,
03/15/2029 3,167,678
0.0
1,868,000
(6)
Charles River
Laboratories
International, Inc.,
4.000%,
03/15/2031 1,723,913
0.0
5,886,000
(6)
Charles River
Laboratories
International, Inc.,
4.250%,
05/01/2028 5,729,495
0.1
4,423,000
(6)(7)
Gartner, Inc., 3.625%,
06/15/2029 4,225,341
0.1
2,602,000
(6)
Gartner, Inc., 3.750%,
10/01/2030 2,444,415
0.0
2,536,000
(6)
Gartner, Inc., 4.500%,
07/01/2028 2,512,200
0.0
2,113,000  GE HealthCare
Technologies, Inc.,
5.650%,
11/15/2027 2,199,095
0.0
3,459,000
(6)
Heartland Dental
LLC / Heartland
Dental Finance Corp.,
10.500%,
04/30/2028 3,705,187
0.1
2,749,000
(6)
Hologic, Inc., 3.250%,
02/15/2029 2,563,519
0.0
3,141,000
(6)
IQVIA, Inc., 5.000%,
05/15/2027 3,124,584
0.0
6,416,000  IQVIA, Inc., 5.700%,
05/15/2028 6,668,706
0.1
4,109,000
(6)(7)
IQVIA, Inc., 6.500%,
05/15/2030 4,291,123
0.1
5,481,000
(6)
Korn Ferry, 4.625%,
12/15/2027 5,362,009
0.1
4,569,000
(6)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 4,713,294
0.1
1,263,000
(6)(7)
PRA Health Sciences,
Inc., 2.875%,
07/15/2026 1,225,350
0.0
1,272,000  Revvity, Inc., 3.300%,
09/15/2029 1,201,649
0.0
4,105,000  Service Corp.
International, 3.375%,
08/15/2030 3,723,368
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
760,000  Service Corp.
International, 4.625%,
12/15/2027 $ 750,387
0.0
3,501,000  Service Corp.
International, 5.750%,
10/15/2032 3,528,301
0.1
3,196,000
(6)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 3,339,894
0.1
700,000
(6)
Teleflex, Inc., 4.250%,
06/01/2028 678,586
0.0
3,728,000  Teleflex, Inc., 4.625%,
11/15/2027 3,679,468
0.1
103,941,887
1.6
Financial : 3.6%
2,230,000
(6)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 2,136,672
0.0
3,784,000
(6)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 5.875%,
11/01/2029 3,637,055
0.1
5,123,000
(6)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
10/15/2027 5,107,862
0.1
15,694,000
(6)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
04/15/2028 15,959,825
0.2
17,761,000
(6)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 18,264,933
0.3
831,000  American Tower Corp.,
1.500%,
01/31/2028 757,700
0.0
3,495,000  American Tower Corp.,
1.875%,
10/15/2030 3,012,560
0.1
2,727,000  American Tower Corp.,
2.100%,
06/15/2030 2,403,115
0.0
2,793,000  American Tower Corp.,
2.900%,
01/15/2030 2,584,059
0.0
4,010,000  American Tower Corp.,
3.800%,
08/15/2029 3,902,725
0.1
4,211,000
(6)
AmWINS Group, Inc.,
6.375%,
02/15/2029 4,316,368
0.1
2,318,000
(6)
AssuredPartners, Inc.,
7.500%,
02/15/2032 2,384,325
0.0
4,650,000
(6)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 4,440,663
0.1
1,060,000  Crown Castle, Inc.,
4.300%,
02/15/2029 1,050,921
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,051,000  Crown Castle, Inc.,
4.900%,
09/01/2029 $ 4,119,378
0.1
6,752,000  Crown Castle, Inc.,
5.200%,
09/01/2034 6,842,763
0.1
812,000  Crown Castle, Inc.,
5.600%,
06/01/2029 849,214
0.0
2,790,000
(6)
HUB International Ltd.,
5.625%,
12/01/2029 2,738,809
0.0
61,659,000
(6)
HUB International Ltd.,
7.250%,
06/15/2030 64,292,169
1.0
33,652,000
(6)
HUB International Ltd.,
7.375%,
01/31/2032 34,769,919
0.5
1,686,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 1,648,035
0.0
1,027,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 1,029,072
0.0
11,054,000
(6)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 11,603,317
0.2
2,001,000
(6)(7)
Ryan Specialty
Group LLC, 4.375%,
02/01/2030 1,930,865
0.0
6,977,000  SBA Communications
Corp., 3.125%,
02/01/2029 6,454,561
0.1
10,403,000  SBA Communications
Corp., 3.875%,
02/15/2027 10,145,823
0.2
411,000
(6)
SBA Tower Trust,
6.599%,
11/15/2052 427,973
0.0
11,269,000
(6)
USI, Inc., 7.500%,
01/15/2032 11,688,196
0.2
1,804,000  VICI Properties L.P.,
5.125%,
05/15/2032 1,812,883
0.0
5,048,000
(7)
VICI Properties L.P.,
5.750%,
04/01/2034 5,291,142
0.1
2,784,000
(6)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 2,717,569
0.0
2,109,000
(6)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 2,004,481
0.0
676,000
(6)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
12/01/2029 663,724
0.0
2,012,000
(6)
VICI Properties L.P.
/ VICI Note Co., Inc.,
5.750%,
02/01/2027 2,048,333
0.0
243,037,009
3.6
Industrial : 1.2%
3,558,000
(7)
Ball Corp., 6.000%,
06/15/2029 3,686,640
0.1
4,127,000
(6)(7)
GFL Environmental,
Inc., 4.000%,
08/01/2028 3,967,152
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,268,000
(6)(7)
GFL Environmental,
Inc., 4.375%,
08/15/2029 $ 3,135,260
0.0
3,367,000
(6)(7)
GFL Environmental,
Inc., 4.750%,
06/15/2029 3,287,248
0.1
2,347,000
(6)
GFL Environmental,
Inc., 6.750%,
01/15/2031 2,464,543
0.0
5,372,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 5,098,267
0.1
5,038,000
(7)
Howmet Aerospace,
Inc., 5.900%,
02/01/2027 5,224,844
0.1
902,000  Martin Marietta
Materials, Inc., 2.400%,
07/15/2031 788,308
0.0
5,092,000
(6)(7)
Sensata Technologies
BV, 4.000%,
04/15/2029 4,858,367
0.1
1,182,000
(6)
Sensata Technologies
BV, 5.875%,
09/01/2030 1,187,732
0.0
2,035,000
(6)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,865,355
0.0
664,000
(6)
Sensata Technologies,
Inc., 4.375%,
02/15/2030 635,224
0.0
1,343,000
(6)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 1,401,316
0.0
6,332,000  TransDigm, Inc.,
5.500%,
11/15/2027 6,315,021
0.1
15,449,000
(6)
TransDigm, Inc.,
6.375%,
03/01/2029 15,958,353
0.2
12,151,000
(6)
TransDigm, Inc.,
6.625%,
03/01/2032 12,668,535
0.2
5,979,000
(6)
TransDigm, Inc.,
7.125%,
12/01/2031 6,331,231
0.1
78,873,396
1.2
Technology : 0.9%
1,731,000
(6)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 1,680,108
0.0
3,295,000
(6)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 3,208,046
0.0
4,891,000  Booz Allen Hamilton,
Inc., 5.950%,
08/04/2033 5,226,503
0.1
3,516,000
(6)
Broadcom, Inc.,
4.150%,
04/15/2032 3,412,295
0.1
1,284,000  Broadridge Financial
Solutions, Inc., 2.600%,
05/01/2031 1,133,847
0.0
1,790,000
(6)(7)
Clarivate Science
Holdings Corp., 3.875%,
07/01/2028 1,719,346
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,280,000
(6)(7)
Clarivate Science
Holdings Corp., 4.875%,
07/01/2029 $ 1,232,377
0.0
918,000  Crowdstrike Holdings,
Inc., 3.000%,
02/15/2029 850,468
0.0
3,629,000
(6)
MSCI, Inc., 3.250%,
08/15/2033 3,197,275
0.0
11,448,000
(6)
MSCI, Inc., 3.625%,
09/01/2030 10,779,543
0.2
3,440,000
(6)
MSCI, Inc., 3.625%,
11/01/2031 3,168,815
0.0
9,157,000
(6)
MSCI, Inc., 3.875%,
02/15/2031 8,672,565
0.1
3,699,000
(6)
MSCI, Inc., 4.000%,
11/15/2029 3,591,723
0.1
3,642,000
(6)
PTC, Inc., 4.000%,
02/15/2028 3,536,200
0.1
4,245,060  Quar tz AcquireCo,
Tranche B, 7.354%,
06/28/2030 4,239,754
0.1
4,541,000
(6)(7)
UKG, Inc., 6.875%,
02/01/2031 4,695,512
0.1
2,112,000  VMware LLC, 4.700%,
05/15/2030 2,128,747
0.0
62,473,124
0.9
Total Corporate Bonds/
Notes
(Cost $705,575,870)
725,818,596
10.9
U.S. TREASURY OBLIGATIONS : 10.8%
United States Treasury Notes : 10.8%
363,003,000
3.625
%,
08/31/2029 364,137,384
5.4
34,844,100
3.875
%,
08/15/2034 35,091,820
0.5
188,868,300
4.000
%,
02/15/2034 192,158,741
2.9
72,148,100
4.375
%,
05/15/2034 75,580,771
1.1
53,801,200
4.500
%,
11/15/2033 56,829,619
0.9
723,798,335
10.8
Total U.S. Treasury
Obligations
(Cost $712,797,185)
723,798,335
10.8
BANK LOANS : 10.1%
Communications : 0.4%
9,166,510  Charter
Communications
Operating, LLC,
Tranche B2, 7.052%,
(TSFR1M+3.250%),
02/01/2027 9,165,941
0.2
14,728,971  SBA Senior Finance
II LLC, Initial Term
Loan (2024), 7.250%,
(TSFR1M+3.500%),
01/27/2031 14,744,039
0.2
23,909,980
0.4
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical : 1.0%
16,409,713  Hilton Worldwide,
Tranche B4, 6.605%,
(TSFR1M+3.500%),
11/08/2030 $ 16,413,815
0.2
19,925,831  IRB Holding Corp.,
Tranche B, 8.097%,
(TSFR1M+2.750%),
12/15/2027 19,925,412
0.3
9,863,691  SkyMiles IP Ltd. (Delta
Air Lines, Inc.), Initial
Term Loan, 9.032%,
(US0003M +3.750%),
10/20/2027 10,058,913
0.2
19,884,000  Varsity Brands, Initial
Term Loan, 8.821%,
(TSFR3M+3.750%),
08/26/2031 19,775,712
0.3
66,173,852
1.0
Consumer, Non-cyclical : 1.1%
15,626,749  ADMI Corp.,
Amendment No. 5
Incremental Term
Loan, 8.710%,
(TSFR1M+3.750%),
12/23/2027 15,328,872
0.2
2,255,601  ADMI Corp.,
Tranche B, 10.595%,
(TSFR1M+5.750%),
04/30/2025 2,259,830
0.0
7,275,238  ADMI Corp., Tranche
B3-DD, 8.335%,
(TSFR1M+3.375%),
02/14/2025 7,093,356
0.1
15,035,755  Heartland Dental,
LLC, 2024 New
Term Loan, 9.345%,
(TSFR1M+3.500%),
04/28/2028 14,794,837
0.2
26,438,638  Loire UK Midco 3
Limited, Facility B
(USD), 8.445%,
(US0003M +3.250%),
04/21/2027 26,289,920
0.4
4,465,856  Loire UK Midco 3
Limited, Facility B2
(USD), 8.695%,
(US0001M +3.750%),
04/21/2027 4,451,900
0.1
4,545,807  Medline Borrower,
LP, Refinancing
Term Loan, 7.595%,
(TSFR1M+3.500%),
10/23/2028 4,552,580
0.1
945,766  Trans Union LLC, 2024
Replacement Term
B-7 Loan, 6.845%,
(TSFR1M+2.000%),
12/01/2028 946,421
0.0
75,717,716
1.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 3.6%
26,795,690  Alliant Holdings
Intermediate, LLC,
Tranche B6, 7.965%,
(TSFR3M+3.500%),
11/06/2030 $ 26,703,567
0.4
13,993,565  AmWINS Group, Inc.,
Term Loan, 7.590%,
(TSFR1M+2.250%),
02/22/2028 13,987,729
0.2
22,118,002  AssuredPartners,
Inc., 2024 Term
Loan, 8.345%,
(TSFR1M+3.500%),
02/14/2031 22,122,934
0.3
2,798,500
(8)
AssuredPartners, Inc.,
TL B 1L,
02/14/2031 2,799,124
0.0
21,110,268  Broadstreet
Partners, Inc.,
Tranche B4, 8.095%,
(TSFR1M+3.250%),
06/16/2031 21,049,576
0.3
84,645,891  Hub International
Limited, Tranche
B, 8.255%,
(TSFR3M+3.000%),
06/20/2030 84,619,482
1.3
12,818,751  Truist Insurance
Holdings LLC, Initial
Term Loan (First
Lien), 7.854%,
(TSFR1M+3.500%),
05/06/2031 12,821,417
0.2
18,732,024  Truist Insurance
Holdings LLC, Initial
Term Loan (Second
Lien), 9.354%,
(TSFR1M+3.500%),
05/06/2032 19,077,405
0.3
23,655,783  USI, Inc., 2024
Term Loan, 7.354%,
(TSFR1M+3.500%),
09/27/2030 23,621,293
0.4
14,686,603  USI, Inc., 2024-B
Term Loan, 7.354%,
(TSFR3M+2.7500%),
11/23/2029 14,660,372
0.2
241,462,899
3.6
Health Care : 0.6%
23,228,348  athenahealth Group
Inc., Initial Term
Loan, 8.497%,
(TSFR1M+3.250%),
02/15/2029 23,119,453
0.4
555,886  Avantor Funding, Inc.,
2021 Incremental
B-5 Dollar Term
Loan, 6.945%,
(TSFR1M+2.250%),
11/08/2027 559,669
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
9,772,200
(8)
Icon Parent Inc, TL B
1L,
09/11/2031 $ 9,709,091
0.1
5,813,100
(8)
Icon Parent Inc, TL B
2L,
09/11/2032 5,849,432
0.1
39,237,645
0.6
Industrial : 0.9%
29,807,440  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.460%,
(TSFR1M+3.500%),
10/21/2028 29,846,547
0.4
11,350,245  Filtration Group
Corporation, 2023
Extended Euro
Term Loan, 7.628%,
(EUR003M+4.250%),
10/21/2028 12,671,402
0.2
6,186,778  Trans Union LLC, 2019
Replacement Term
B-5 Loan, 6.695%,
(TSFR1M+1.750%),
11/16/2026 6,194,895
0.1
1,200,567  TransDigm Inc.,
Tranche I Term
Loan, 7.354%,
(TSFR3M+3.250%),
08/24/2028 1,201,505
0.0
11,417,758  TransDigm Inc.,
Tranche K Term
Loan, 7.354%,
(TSFR3M+3.500%),
03/22/2030 11,429,655
0.2
61,344,004
0.9
Technology : 2.5%
9,720,002  Applied Systems, Inc.,
Initial Term Loan (2024)
(Second Lien), 9.854%,
(TSFR3M+5.2500%),
02/23/2032 10,028,816
0.2
51,309,895  Applied Systems, Inc.,
Tranche B, 7.604%,
(TSFR3M+3.500%),
02/24/2031 51,426,523
0.8
15,854,000  Azaela Topco., Initial
Term Loan (2024)
(First Lien), 8.345%,
(TSFR1M+3.500%),
04/30/2031 15,858,947
0.2
14,745,251  Epicor Software
Corporation (fka
Eagle Parent Inc.),
Term E Loan, 8.095%,
(TSFR1M+3.250%),
05/23/2031 14,772,898
0.2
2,605,893  Informatica Corp.,
Term B Loan, 7.095%,
(TSFR1M+3.500%),
10/27/2028 2,606,436
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
3,264,655  Severin Acquistion
LLC, Initial Term Loan
(First Lien), 8.252%,
(TSFR3M+3.500%),
08/02/2027 $ 3,270,776
0.0
26,188,362  Sophia, L.P., Term
B-1 Loan (First
Lien), 8.445%,
(TSFR1M+3.500%),
10/29/2029 26,284,238
0.4
13,770,696  Storable, Inc., Initial
Term Loan (First
Lien), 8.345%,
(TSFR1M+3.250%),
04/17/2028 13,825,200
0.2
31,291,219  UKG Inc., 2024
Refinancing Term Loan
(First Lien), 8.555%,
(TSFR3M+3.500%),
02/10/2031 31,328,831
0.5
169,402,665
2.5
Total Bank Loans
(Cost $675,463,316)
677,248,761
10.1
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
4,483,800
(6)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 4,409,600
0.1
3,561,600
(6)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,395,327
0.0
7,804,927
0.1
Total Asset-Backed
Securities
(Cost $7,997,182)
7,804,927
0.1
Total Long-Term
Investments
(Cost $5,526,353,140)
6,369,318,288
95.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.5%
Repurchase Agreements : 0.6%
1,886,477
(9)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,886,754,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,924,207, due
06/01/28-07/15/59)
$ 1,886,477
0.0
12,269,512
(9)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase Amount
$12,271,193,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$12,514,902, due
10/01/27-01/01/57)
12,269,512
0.2
12,269,512
(9)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase Amount
$12,271,193,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$12,514,902, due
05/01/26-08/20/74)
12,269,512
0.2
4,403,230
(9)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $4,403,833,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$4,491,295, due
05/15/27-07/20/73)
4,403,230
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,327,396
(9)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,327,579,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,353,818, due
07/31/25-08/01/54)
$ 1,327,396
0.0
12,096,658
(9)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase Amount
$12,098,315,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$12,338,591, due
07/15/28-09/01/54)
12,096,658
0.2
Total Repurchase
Agreements
(Cost $44,252,785)
44,252,785
0.6
Time Deposits : 0.1%
1,270,000
(9)
Canadian Imperial Bank
of Commerce,
4.810
%,
10/01/2024 1,270,000
0.1
1,270,000
(9)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 1,270,000
0.0
1,270,000
(9)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 1,270,000
0.0
1,270,000
(9)
Royal Bank of Canada,
4.830
%,
10/01/2024 1,270,000
0.0
1,270,000
(9)
Skandinaviska Enskilda
Banken AB,
4.810
%,
10/01/2024 1,270,000
0.0
1,260,000
(9)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 1,260,000
0.0
Total Time Deposits
(Cost $7,610,000)
7,610,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.8%
318,529,409
(10)
T. Rowe Price
Government Reserve
Investment Fund,
4.950%
(Cost $318,529,409) $ 318,529,409 4.8
Total Short-Term
Investments
(Cost $370,392,194)
$ 370,392,194
5.5
Total Investments in
Securities
(Cost $5,896,745,334) $ 6,739,710,482 100.8
Liabilities in Excess of
Other Assets (54,568,748) (0.8)
Net Assets $ 6,685,141,734 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this security is pledged to cover open written call options at September 30, 2024.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $33,142,730 or 0.5% of net assets. Please refer to the table below for additional details.
(5)
Preferred Stock may be called prior to convertible date.
(6)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(7)
Security, or a portion of the security, is on loan.
(8)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)
Rate shown is the 7-day yield as of September 30, 2024.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
EUR003M 3-month EURIBOR
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 7,804,927 $ — $ 7,804,927
Bank Loans — 677,248,761 — 677,248,761
Common Stock* 4,193,249,791 — — 4,193,249,791
Corporate Bonds/Notes — 725,818,596 — 725,818,596
Preferred Stock 8,255,148 — 33,142,730 41,397,878
Short-Term Investments 318,529,409 51,862,785 — 370,392,194
U.S. Treasury Obligations — 723,798,335 — 723,798,335
Total Investments, at fair value $ 4,520,034,348 $ 2,186,533,404 $ 33,142,730 $ 6,739,710,482
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (39,323,993) $ — $ (39,323,993)
Total Liabilities $ — $ (39,323,993) $ — $ (39,323,993)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, VY
®
T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Waymo LLC., Series A-2 5/8/2020 $ 35,484,706 $ 33,142,730
$ 35,484,706 $ 33,142,730
At September 30, 2024, the following OTC written equity options were outstanding for VY
®
T. Rowe Price Capital Appreciation Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Abbott Laboratories
Goldman Sachs & Co. Call 01/17/25 USD 120.000 175 USD 1,995,175 $ 47,400 $ (47,284)
Abbott Laboratories
Goldman Sachs & Co. Call 01/17/25 USD 125.000 175 USD 1,995,175 24,972 (24,783)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 160.000 645 USD 12,737,460 778,515 (2,529,644)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 165.000 645 USD 12,737,460 649,515 (2,235,790)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 175.000 135 USD 2,665,980 90,720 (350,875)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 165.000 391 USD 7,721,468 280,441 (1,355,339)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 170.000 390 USD 7,701,720 213,689 (1,179,294)
Alphabet, Inc. - Class A
Wells Fargo
Securities LLC Call 01/17/25 USD 175.000 87 USD 1,442,895 67,375 (61,278)
Alphabet, Inc. - Class A
Wells Fargo
Securities LLC Call 01/17/25 USD 180.000 493 USD 8,176,405 578,511 (263,662)
Alphabet, Inc. - Class A
Wells Fargo
Securities LLC Call 01/17/25 USD 185.000 87 USD 1,442,895 40,440 (34,716)
Amazon.com, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 200.000 281 USD 5,235,873 177,274 (212,082)
Ameren Corp.
UBS AG Call 12/20/24 USD 90.000 210 USD 1,836,660 15,168 (40,413)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 200.000 541 USD 12,605,300 $ 634,052 $ (2,054,369)
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 215.000 541 USD 12,605,300 322,977 (1,373,612)
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 250.000 351 USD 8,178,300 174,212 (187,603)
Danaher Corp.
UBS AG Call 01/17/25 USD 300.000 325 USD 9,035,650 344,601 (231,192)
Danaher Corp.
UBS AG Call 01/17/25 USD 300.000 300 USD 8,340,600 269,433 (213,408)
Danaher Corp.
UBS AG Call 01/17/25 USD 300.000 140 USD 3,892,280 71,400 (99,590)
Danaher Corp.
UBS AG Call 01/16/26 USD 330.000 300 USD 8,340,600 485,289 (453,776)
DTE Energy Co.
Barclays Bank PLC Call 01/17/25 USD 130.000 87 USD 1,117,167 24,801 (41,301)
DTE Energy Co.
Barclays Bank PLC Call 01/17/25 USD 135.000 87 USD 1,117,167 12,822 (22,950)
Exelon Corp.
Citigroup Global
Markets Call 01/17/25 USD 42.000 843 USD 3,418,365 28,603 (82,025)
GE HealthCare
Technologies, Inc.
UBS AG Call 01/17/25 USD 85.000 406 USD 3,810,310 210,458 (508,413)
GE HealthCare
Technologies, Inc.
UBS AG Call 01/17/25 USD 85.000 135 USD 1,266,975 66,685 (169,053)
GE HealthCare
Technologies, Inc.
UBS AG Call 01/17/25 USD 90.000 406 USD 3,810,310 136,107 (368,562)
GE HealthCare
Technologies, Inc.
UBS AG Call 01/17/25 USD 90.000 135 USD 1,266,975 43,097 (122,551)
Hilton Worldwide
Holdings, Inc.
Barclays Bank PLC Call 01/17/25 USD 220.000 134 USD 3,088,700 110,240 (279,194)
Hilton Worldwide
Holdings, Inc.
Barclays Bank PLC Call 01/17/25 USD 220.000 91 USD 2,097,550 82,070 (189,602)
Hilton Worldwide
Holdings, Inc.
Barclays Bank PLC Call 01/17/25 USD 230.000 134 USD 3,088,700 71,555 (189,567)
Hilton Worldwide
Holdings, Inc.
Barclays Bank PLC Call 01/17/25 USD 230.000 91 USD 2,097,550 53,821 (128,736)
Ingersoll Rand, Inc.
Bank of America N.A. Call 12/20/24 USD 100.000 361 USD 3,543,576 183,171 (178,566)
Ingersoll Rand, Inc.
Bank of America N.A. Call 12/20/24 USD 105.000 361 USD 3,543,576 122,596 (110,562)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 140.000 246 USD 3,951,744 138,252 (577,093)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 140.000 233 USD 3,742,912 135,140 (546,597)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 145.000 246 USD 3,951,744 97,170 (468,715)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 145.000 233 USD 3,742,912 95,297 (443,945)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 145.000 70 USD 1,124,480 30,653 (133,374)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 125.000 376 USD 6,040,064 233,485 (1,408,411)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 125.000 275 USD 4,417,600 204,839 (1,030,088)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 130.000 376 USD 6,040,064 165,865 (1,229,631)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 130.000 275 USD 4,417,600 147,353 (899,331)
Intuit, Inc.
Bank of America N.A. Call 01/17/25 USD 700.000 35 USD 2,173,500 147,245 (39,268)
Intuit, Inc.
Bank of America N.A. Call 01/17/25 USD 740.000 35 USD 2,173,500 94,045 (19,107)
KKR & Co., Inc.
Citigroup Global
Markets Call 01/17/25 USD 115.000 361 USD 4,713,938 272,663 (733,824)
KKR & Co., Inc.
Citigroup Global
Markets Call 01/17/25 USD 120.000 361 USD 4,713,938 210,669 (596,583)
KKR & Co., Inc.
Citigroup Global
Markets Call 01/17/25 USD 130.000 281 USD 3,669,298 152,013 (280,488)
KKR & Co., Inc.
Citigroup Global
Markets Call 01/16/26 USD 120.000 135 USD 1,762,830 177,902 (368,702)
KKR & Co., Inc.
Citigroup Global
Markets Call 01/16/26 USD 125.000 135 USD 1,762,830 151,606 (328,259)
KKR & Co., Inc.
Citigroup Global
Markets Call 01/16/26 USD 130.000 135 USD 1,762,830 133,881 (290,699)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 440.000 79 USD 3,767,194 $ 145,967 $ (380,543)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 440.000 71 USD 3,385,706 130,642 (342,007)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 450.000 145 USD 6,914,470 311,537 (580,680)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 450.000 79 USD 3,767,194 117,630 (316,370)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 450.000 71 USD 3,385,706 105,239 (284,333)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 460.000 103 USD 4,911,658 268,709 (334,536)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 460.000 145 USD 6,914,470 240,451 (470,948)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 460.000 126 USD 6,008,436 199,332 (409,238)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 460.000 94 USD 4,482,484 193,762 (305,304)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 460.000 90 USD 4,291,740 136,795 (292,313)
Linde PLC
Wells Fargo
Securities LLC Call 01/17/25 USD 470.000 126 USD 6,008,436 153,972 (321,253)
Marsh & McLennan
Cos., Inc.
Goldman Sachs & Co. Call 12/20/24 USD 210.000 428 USD 9,513,156 371,076 (762,482)
Marsh & McLennan
Cos., Inc.
Goldman Sachs & Co. Call 12/20/24 USD 210.000 419 USD 9,313,113 336,457 (746,449)
Mastercard, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 480.000 124 USD 6,123,120 298,468 (398,431)
Mastercard, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 490.000 124 USD 6,123,120 251,348 (316,590)
Mastercard, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 490.000 35 USD 1,728,300 55,676 (89,360)
Mastercard, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 500.000 124 USD 6,123,120 208,568 (243,981)
Mastercard, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 515.000 35 USD 1,728,300 26,538 (44,219)
McDonald's Corp.
UBS AG Call 01/17/25 USD 320.000 158 USD 4,811,258 219,936 (95,737)
McDonald's Corp.
UBS AG Call 01/17/25 USD 320.000 158 USD 4,811,258 186,756 (95,737)
McDonald's Corp.
UBS AG Call 01/17/25 USD 325.000 159 USD 4,841,709 187,938 (72,346)
McDonald's Corp.
UBS AG Call 01/17/25 USD 325.000 157 USD 4,780,807 156,529 (71,436)
McKesson Corp.
Goldman Sachs & Co. Call 01/17/25 USD 600.000 145 USD 7,169,090 431,665 (28,352)
McKesson Corp.
Goldman Sachs & Co. Call 01/17/25 USD 620.000 145 USD 7,169,090 306,240 (15,613)
McKesson Corp.
Goldman Sachs & Co. Call 01/17/25 USD 640.000 31 USD 1,532,702 90,534 (1,873)
McKesson Corp.
Goldman Sachs & Co. Call 01/17/25 USD 680.000 30 USD 1,483,260 48,216 (613)
McKesson Corp.
UBS AG Call 01/17/25 USD 620.000 360 USD 17,799,120 745,920 (38,762)
Meta Platforms, Inc. -
Class A
Bank of America N.A. Call 01/17/25 USD 590.000 70 USD 4,007,080 228,070 (268,774)
Microsoft Corp.
Wells Fargo
Securities LLC Call 01/17/25 USD 465.000 140 USD 6,024,200 151,304 (136,000)
Northrop Grumman
Corp.
Barclays Bank PLC Call 01/17/25 USD 490.000 369 USD 19,485,783 852,021 (1,919,652)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 580.000 88 USD 4,896,672 252,388 (106,225)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 580.000 54 USD 3,004,776 129,426 (65,184)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 580.000 40 USD 2,225,760 99,738 (48,284)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 88 USD 4,896,672 176,823 (53,227)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 45 USD 2,503,980 105,210 (27,219)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 54 USD 3,004,776 93,420 (32,662)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 40 USD 2,225,760 72,363 (24,194)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 28 USD 1,558,032 $ 63,836 $ (16,936)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 620.000 45 USD 2,503,980 59,441 (13,233)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 620.000 28 USD 1,558,032 35,667 (8,234)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 620.000 105 USD 5,842,620 25,206 (30,877)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 640.000 45 USD 2,503,980 37,759 (6,666)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 640.000 28 USD 1,558,032 22,447 (4,148)
RTX Corp.
Goldman Sachs & Co. Call 01/17/25 USD 115.000 361 USD 4,373,876 117,968 (357,110)
RTX Corp.
Goldman Sachs & Co. Call 01/17/25 USD 120.000 361 USD 4,373,876 70,785 (242,581)
RTX Corp.
Goldman Sachs & Co. Call 01/17/25 USD 125.000 175 USD 2,120,300 56,791 (74,705)
RTX Corp.
Goldman Sachs & Co. Call 01/17/25 USD 130.000 175 USD 2,120,300 32,762 (44,847)
Teledyne
Technologies, Inc.
Goldman Sachs & Co. Call 12/20/24 USD 430.000 8 USD 350,128 9,539 (19,309)
Teledyne
Technologies, Inc.
Goldman Sachs & Co. Call 12/20/24 USD 440.000 17 USD 744,022 14,636 (30,557)
Teledyne
Technologies, Inc.
Goldman Sachs & Co. Call 12/20/24 USD 450.000 8 USD 350,128 4,467 (10,459)
Teledyne
Technologies, Inc.
Goldman Sachs & Co. Call 12/20/24 USD 460.000 17 USD 744,022 4,245 (16,112)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 650.000 139 USD 8,598,123 502,428 (281,104)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 670.000 70 USD 4,329,990 83,485 (94,025)
UnitedHealth Group,
Inc.
Citigroup Global
Markets Call 01/17/25 USD 580.000 318 USD 18,592,824 1,354,543 (1,272,703)
UnitedHealth Group,
Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 600.000 178 USD 10,407,304 566,900 (528,139)
Veralto Corp.
UBS AG Call 01/17/25 USD 110.000 253 USD 2,830,058 120,155 (169,297)
Veralto Corp.
UBS AG Call 01/17/25 USD 115.000 253 USD 2,830,058 85,390 (103,995)
Veralto Corp.
UBS AG Call 01/17/25 USD 115.000 87 USD 973,182 42,079 (35,761)
Veralto Corp.
UBS AG Call 01/17/25 USD 120.000 87 USD 973,182 25,509 (20,796)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/17/25 USD 300.000 210 USD 5,773,950 66,478 (70,985)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/17/25 USD 305.000 199 USD 5,471,505 221,288 (49,556)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/17/25 USD 310.000 199 USD 5,471,505 191,438 (36,390)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/17/25 USD 315.000 199 USD 5,471,505 163,578 (27,128)
Waste Connections,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 175.000 121 USD 2,163,722 46,574 (112,592)
Waste Connections,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 175.000 59 USD 1,055,038 23,251 (54,900)
Waste Connections,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 180.000 121 USD 2,163,722 27,289 (75,920)
Waste Connections,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 180.000 59 USD 1,055,038 15,258 (37,019)
Waste Connections,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 195.000 70 USD 1,251,740 19,713 (9,365)
Waste Connections,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 200.000 70 USD 1,251,740 10,141 (5,263)
Yum! Brands, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 145.000 462 USD 6,454,602 274,354 (160,044)
Yum! Brands, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 150.000 571 USD 7,977,441 325,653 (98,534)
Yum! Brands, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 150.000 462 USD 6,454,602 186,403 (79,725)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 140.000 173 USD 2,416,983 104,598 (104,371)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 140.000 124 USD 1,732,404 73,476 (74,809)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 140.000 67 USD 936,057 35,859 (40,421)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 140.000 47 USD 656,637 $ 26,802 $ (28,355)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 376 USD 5,253,096 169,001 (130,252)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 262 USD 3,660,402 136,898 (90,761)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 173 USD 2,416,983 68,487 (59,930)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 112 USD 1,564,752 60,713 (38,798)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 124 USD 1,732,404 47,894 (42,955)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 67 USD 936,057 22,805 (23,210)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/17/25 USD 145.000 47 USD 656,637 17,315 (16,282)
$ 22,758,056 $ (39,323,993)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 876,671,053
Gross Unrealized Depreciation (33,705,905)
Net Unrealized Appreciation $ 842,965,148